International Growth Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

		Shares/	Value
Common Stocks (97.8%)	Country	Par +	$ (000’s)
Communication Services (2.6%)
Adevinta ASA - Class B *	Norway	298,515	2,670
Alphabet, Inc. - Class A *	United States	4,400	5,112
Rightmove PLC *	United Kingdom	516,300	3,114
Safaricom, Ltd.	Kenya	14,857,100	3,788
Schibsted ASA - Class B *	Norway	147,799	2,624

Total			17,308

Consumer Discretionary (7.0%)
Alibaba Group Holding, Ltd. *	Cayman Islands	38,000	894
Alibaba Group Holding, Ltd., ADR *	Cayman Islands	58,179	11,315
Autoliv, Inc.	United States	62,500	2,875
Informa PLC *	United Kingdom	34,098	189
InterContinental Hotels Group PLC, ADR	United Kingdom	85,884	3,620
LVMH Moet Hennessy Louis Vuitton SE *	France	43,200	16,036
Naspers, Ltd. - Class N	South Africa	28,000	3,978
Prosus NV *	Netherlands	51,900	3,596
USS Co., Ltd.	Japan	349,000	4,807

Total			47,310

Consumer Staples (8.0%)
Alimentation Couche-Tard, Inc. - Class B	Canada	104,500	2,462
BGF Retail Co., Ltd.	South Korea	12,924	1,391
Clicks Group, Ltd.	South Africa	297,852	4,283
Nestle SA *	Switzerland	424,569	43,760
PriceSmart, Inc.	United States	32,900	1,729

Total			53,625

Energy (0.1%)
Pason Systems, Inc.	Canada	80,400	357
PrairieSky Royalty, Ltd.	Canada	102,400	541

Total			898

Financials (16.8%)
AIA Group, Ltd. *	Hong Kong	2,482,688	22,335
B3 SA - Brasil, Bolsa, Balcao	Brazil	316,000	2,183
Berkshire Hathaway, Inc. - Class B *	United States	52,200	9,544
CME Group, Inc.	United States	15,300	2,645
Deutsche Borse Aktiengesellschaft *	Germany	56,000	7,693
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	311,500	9,355
Housing Development Finance Corp., Ltd.	India	342,663	7,282
KBC Group NV *	Belgium	50,832	2,346
London Stock Exchange Group PLC *	United Kingdom	72,300	6,514
Marsh & McLennan Cos., Inc.	United States	113,123	9,781
Moody’s Corp.	United States	44,700	9,454
MSCI, Inc.	United States	32,600	9,420

		Shares/	Value
Common Stocks (97.8%)	Country	Par +	$ (000’s)
Financials continued
Prudential PLC	United Kingdom	402,863	5,143
S&P Global, Inc.	United States	37,900	9,287

Total			112,982

Health Care (12.4%)
CSL, Ltd.	Australia	125,195	22,711
Hoya Corp. *	Japan	139,200	11,840
ResMed, Inc.	United States	73,500	10,826
Roche Holding AG	Switzerland	108,652	35,324
Sanofi *	France	35,300	3,108

Total			83,809

Industrials (19.7%)
Assa Abloy AB - Class B *	Sweden	780,300	14,752
Atlas Copco AB - Class A *	Sweden	344,200	11,568
Auckland International Airport, Ltd. *	New Zealand	734,155	2,164
BAE Systems PLC *	United Kingdom	481,200	3,105
Canadian National Railway Co.	Canada	32,900	2,572
Canadian Pacific Railway, Ltd.	Canada	21,800	4,811
Edenred *	France	147,100	6,157
Elis SA *	France	93,664	888
Epiroc AB *	Sweden	500,900	4,966
Experian PLC	Jersey	385,700	10,737
FANUC Corp. *	Japan	55,200	7,486
Interpump Group SpA *	Italy	145,400	3,509
KONE Oyj	Finland	100,800	5,721
Legrand SA *	France	105,700	6,792
Loomis AB - Class B *	Sweden	46,500	946
MISUMI Group, Inc.	Japan	451,300	9,841
MTU Aero Engines AG *	Germany	22,200	3,252
Nabtesco Corp. *	Japan	93,500	2,157
OSG Corp. *	Japan	184,700	2,472
Prosegur Cia de Seguridad SA *	Spain	407,049	1,025
Recruit Holdings Co., Ltd.	Japan	324,600	8,382
Safran SA *	France	61,200	5,379
Schindler Holding AG	Switzerland	40,693	8,944
Schindler Holding AG - Registered Shares	Switzerland	6,085	1,287
SHO-BOND Holdings Co., Ltd. *	Japan	100,761	4,031

Total			132,944

Information Technology (22.8%)
Amadeus IT Group SA *	Spain	150,500	7,137
ASML Holding NV *	Netherlands	99,300	26,390
Aspen Technology, Inc. *	United States	31,300	2,976
Azbil Corp.	Japan	217,800	5,658
Black Knight, Inc. *	United States	114,600	6,654
Keyence Corp.	Japan	68,800	22,203
Lam Research Corp.	United States	18,600	4,464
Mastercard, Inc. - Class A	United States	67,400	16,281
Network International Holdings PLC *	United Kingdom	311,700	1,530

International Growth Portfolio

		Shares/	Value
Common Stocks (97.8%)	Country	Par +	$ (000’s)
Information Technology continued
SAP SE *	Germany	227,419	26,120
Spectris PLC *	United Kingdom	145,500	4,421
Taiwan Semiconductor Manufacturing Co., Ltd. *	Taiwan	948,000	8,462
Temenos AG *	Switzerland	33,100	4,340
Visa, Inc. - Class A	United States	103,725	16,712

Total			153,348

Materials (7.3%)
CRH PLC, ADR	Ireland	375,700	10,084
Franco-Nevada Corp.	Canada	39,600	3,957
Linde PLC	Ireland	99,355	17,928
Martin Marietta Materials, Inc.	United States	33,400	6,320
The Sherwin-Williams Co.	United States	21,900	10,063
Tikkurila Oyj *	Finland	86,400	962

Total			49,314

		Shares/	Value
Common Stocks (97.8%)	Country	Par +	$ (000’s)
Real Estate (1.1%)
Vonovia SE *	Germany	144,600	7,127

Total			7,127

Total Common Stocks (Cost: $587,448)			658,665

Short-Term Investments
(1.7%)
Money Market Funds (1.7%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.320%#	United States	11,473,591	11,474

Total			11,474

Total Short-Term Investments (Cost: $11,474)			11,474

Total Investments (99.5%) (Cost: $598,922)@			670,139

Other Assets, Less Liabilities (0.5%)			3,328

Net Assets (100.0%)			673,467

Investments Percentage by Country is based on Net Assets:
United States	21.6%
Switzerland	13.8%
Japan	11.6%
Germany	6.6%
France	5.7%
Other	40.2%

Total	99.5%

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 3/31/2020.
@

At March 31, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $598,922 and the net unrealized appreciation of investments based on that cost was $71,213 which is comprised of $121,322 aggregate gross unrealized appreciation and $50,109 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

International Growth Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2020.

	Valuation Inputs
		Level 2 - Other
	Level 1 - Quoted	Significant	Level 3 - Significant
Description	Prices	Observable Inputs	Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Communication Services	$5,112	$12,196	$—
Consumer Discretionary	17,810	29,500	—
Consumer Staples	4,191	49,434	—
Financials	52,314	60,668	—
Health Care	10,826	72,983	—
Industrials	7,383	125,561	—
Information Technology	47,087	106,261	—
Materials	30,424	18,890	—
Real Estate	—	7,127	—
All Others	898	—	—
Short-Term Investments	11,474	—	—

Total Assets:	$187,519	$482,620	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand